Other Assets (Tables)	9 Months Ended
Feb. 28, 2019
Other Non-current Assets Disclosure [Abstract]
Schedule of Other Assets [Table Text Block]	Other assets included the following as of February 28, 2019 and May 31, 2018, respectively:
	February 28,	May 31,
	2019	2018
Security deposits	160,450	-
	$160,450	$-